Accumulated Other Comprehensive Income (Loss) - Components of OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 2	$ 57	$ (42)
Income Taxes	(13)	(9)	10
Net Amount	(11)	48	(32)
Changes in retirement plans’ funded status
Gross Amount	109	(10)	(115)
Income Taxes	(15)	7	3
Net Amount	94	(3)	(112)
Foreign currency translation
Gross Amount	247	(735)	71
Income Taxes	0	0	0
Net Amount	247	(735)	71
Share of other comprehensive loss of entities using the equity method
Gross Amount	(93)	20	(8)
Income Taxes	0	0	0
Net Amount	(93)	20	(8)
Other comprehensive income (loss)
Gross Amount	265	(668)	(94)
Income Taxes	(28)	(2)	13
Other comprehensive income (loss), net of tax	$ 237	$ (670)	$ (81)